Cover	Dec. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2024
Entity File Number	001-35916
Entity Registrant Name	PennyMac Financial Services, Inc.
Entity Central Index Key	0001745916
Entity Tax Identification Number	83-1098934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3043 Townsgate Road
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	818
Local Phone Number	224-7442
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false